Note 15 - Forward Contract	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Forward Liability [Text Block]
15.	Forward contract

In connection with the issuance of Series A-2 Preferred Shares on November 12, 2020, SEED agrees to sell and issue to Lilly an additional 1,990,000 Series A-2 Preferred Shares, at a cash purchase price of $2.5125 per share upon the fulfilment, prior to November 12, 2022, of certain conditions under the term of A2 SPA.

The Forward is a freestanding instrument that represents a contingent obligation of SEED to sell Series A-2 Preferred Shares to Lilly. The Forward is classified as a liability or asset in accordance with ASC 480, Distinguishing Liabilities from Equity, because the redemption feature of the underlying Series A-2 Preferred Shares potentially requires SEED to repurchase its shares by transferring assets. The Company also evaluated the conversion feature and determined that there was no beneficial conversion feature. There are no other embedded derivatives that are required to be bifurcated. The Forward was initially recognized as a liability at a fair value of $278 on November 12, 2020, and is subsequently remeasured to fair value through earnings at each reporting date until the Forward is exercised or expires.

As of December 31, 2021, the Forward was remeasured and recognized as an asset with a fair value of $166 in other current assets, resulting in an unrealized gain of $444, which was recorded in other income, net. On June 13, 2022, the Company received $5,000 in exchange for 1,990,000 shares of Series A-2 Preferred Shares as settlement of the Forward contract and revalued the Forward contract as an asset to the fair value of $1,237. The settlement of the Forward contract resulted in a total fair value gain of $1,071 during the year ended December 31, 2022. Since the Forward contract was fully settled in June 2022, there was no outstanding Forward as of December 31, 2022. The Company determined the fair value of the Forward with the assistance of an independent third-party valuation firm.